SHORT-TERM BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Short-term Debt [Line Items]
Short-term bank loans	$ 4,493,846	$ 8,329,263
Secured Debt, Current		4,645,907
Pledge Of Guarantee Amount		4,855,390
Borrowings under Guaranteed Investment Agreements	5,384,628	1,334,025
Property Plant And Equipment Pledged For Short Term Loans	3,880,946	1,125,846
Deferred Costs Leasing Total	0	2,118,147
Interest Expense	5,057	391,785	557,333
Long-term Line of Credit	173,669,721	173,032,443
Line Of Credit Facility Amount Utilized	34,337,337	21,325,707
Line Of Credit Facility Secured By Restricted Cash And Buildings	7,940,641	7,003,594
Line Of Credit Facility Amount Available For Use	139,332,384	151,706,736
Building [Member]
Short-term Debt [Line Items]
Deferred Costs Leasing Total	3,880,946
Restricted Stock [Member]
Short-term Debt [Line Items]
Property Plant And Equipment Pledged For Short Term Loans	$ 1,503,683
Minimum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	0.24%	2.84%
Maximum [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.32%	5.97%
Weighted Average [Member]
Short-term Debt [Line Items]
Debt Instrument, Interest Rate, Effective Percentage	1.11%	4.07%